RELATED PARTIES - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2020	May 13, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 2,391		€ 2,361
Secured French PGE French Facility (due 206)
Disclosure of detailed information about borrowings [line items]
Borrowings		180		0
Secured French PGE French Facility (due 206) | French Government
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 180
Percentage of borrowings guaranteed			80.00%
Secured French PGE French Facility (due 206) | French Government | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 30
Unsecured Revolving Credit Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings		0		€ 0
Unsecured Revolving Credit Facility (due 2021) | BPI France
Disclosure of detailed information about borrowings [line items]
Term of credit facility	3 years
Borrowing capacity	€ 10	€ 3